Restructuring	3 Months Ended
Mar. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the three months ended March 31, 2023, a restructuring charge of $9.7 million was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan adopted following a review of operations. The restructuring plan reflected an office consolidation program to optimize the Company's office footprint.

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Restructuring charges	$9,729	$4,207
Net charge	$9,729	$4,207

At March 31, 2023, a total liability of $4.8 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $2.7 million of facilities related liabilities of which $0.5 million is included within other liabilities and $2.2 million is included within non-current other liabilities.

	Three Months Ended	Year ended
	March 31, 2023	December 31, 2022
	(in thousands)

Opening provision	$6,022	$10,311
Additional provisions	2,770	4,364
Utilization	(3,975)	(8,653)
Ending provision	$4,817	$6,022